Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]	bf31_SupplementTextBlock

BLACKROCK FUNDS III

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Treasury

(each a “Fund” and collectively, the “Funds”)

Supplement dated April 13, 2016 to the

Capital Shares

Institutional Shares

Premium Shares

Select Shares

SL Agency Shares

Trust Shares

Prospectuses of the Funds, dated April 30, 2015

Effective April 13, 2016, the prospectuses of each of the Funds are amended as follows:

The section of the Funds’ prospectuses entitled “Fund Overview—Key Facts About BlackRock Cash Funds: Institutional—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

The section of the Funds’ prospectuses entitled “Fund Overview—Key Facts About BlackRock Cash Funds: Prime—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

The section of the Funds’ prospectuses entitled “Fund Overview—Key Facts About BlackRock Cash Funds: Treasury—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

BlackRock Cash Funds: Institutional
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf31_SupplementTextBlock

BLACKROCK FUNDS III

BlackRock Cash Funds: Institutional

(each a “Fund” and collectively, the “Funds”)

Supplement dated April 13, 2016 to the

Capital Shares

Institutional Shares

Premium Shares

Select Shares

SL Agency Shares

Trust Shares

Prospectuses of the Funds, dated April 30, 2015

Effective April 13, 2016, the prospectuses of each of the Funds are amended as follows:

The section of the Funds’ prospectuses entitled “Fund Overview—Key Facts About BlackRock Cash Funds: Institutional—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

BlackRock Cash Funds: Prime
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf31_SupplementTextBlock

BLACKROCK FUNDS III

BlackRock Cash Funds: Prime

(each a “Fund” and collectively, the “Funds”)

Supplement dated April 13, 2016 to the

Capital Shares

Institutional Shares

Premium Shares

Select Shares

SL Agency Shares

Trust Shares

Prospectuses of the Funds, dated April 30, 2015

Effective April 13, 2016, the prospectuses of each of the Funds are amended as follows:

The section of the Funds’ prospectuses entitled “Fund Overview—Key Facts About BlackRock Cash Funds: Prime—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

BlackRock Cash Funds: Treasury
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf31_SupplementTextBlock

BLACKROCK FUNDS III

BlackRock Cash Funds: Treasury

(each a “Fund” and collectively, the “Funds”)

Supplement dated April 13, 2016 to the

Capital Shares

Institutional Shares

Premium Shares

Select Shares

SL Agency Shares

Trust Shares

Prospectuses of the Funds, dated April 30, 2015

Effective April 13, 2016, the prospectuses of each of the Funds are amended as follows:

The section of the Funds’ prospectuses entitled “Fund Overview—Key Facts About BlackRock Cash Funds: Treasury—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.